REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Schedule of revenue
	Six months ended June 30,
	2024	2023
	Unaudited
Revenue from sales to customers:

United States	$4,261	$-
Europe	5,000	-

Total revenues	$9,261	$-